Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of New and Revised IFRSs	The Group intends to apply these new and amended IFRS Accounting Standards, if applicable, when they become effective.
IFRS 18	Presentation and Disclosure in Financial Statements[2]
IFRS 19 and its amendments	Subsidiaries without Public Accountability: Disclosures[2]
Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments[1]
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity[1]
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[3]
Amendments to IAS 21	Translation to a Hyperinflationary Presentation Currency[2]
Annual Improvements to IFRS Accounting Standards – Volume 11	Amendments to IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7[1]

[1]	Effective for annual periods beginning on or after January 1, 2026
[2]	Effective for annual/reporting periods beginning on or after January 1, 2027
[3]	No mandatory effective date yet determined but available for adoption

Schedule of Property, Plant and Equipment of Annual Rates	The principal annual rates used for this purpose are as follows:
Buildings	4.75%
Leasehold improvements	20% to 33.33%
Furniture and equipment	9.5% to 31.67%
Motor vehicles	23.75%

Schedule of Intangible Assets are Amortized on the Straight-Line Basis	Intangible assets are amortized on the straight-line basis over the following useful economic lives:
Software	3 to 10 years
Patent	14 years
License	20 years

Schedule of Right-of-Use assets of the Lease Terms and the Estimated Useful Lives of the Assets	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease terms and the estimated useful lives of the assets as follows:
Leasehold land	30 years
Buildings	2 to 7 years